FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2013
FINANCIAL STATEMENT SCHEDULE I [Abstract]
FINANCIAL STATEMENT SCHEDULE I

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEET

DECEMBER 31, 2012 AND 2013

(In U.S. dollars, except share data)

	December 31,
	2012	2013
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$5,669,834	$5,187,046
Prepaid expenses and other current assets	593,707	177,487
Amount due from related party	5,110,085	5,110,085

Total current assets	11,373,626	10,474,618
Investments in subsidiaries, net	190,945,888	127,203,565

TOTAL ASSETS	$202,319,514	$137,678,183

LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES
Accrued expenses and other current liabilities	$214,231	$351,621

Total current liabilities	214,231	351,621

EQUITY
Ordinary shares ($0.0001 per value 500,000,000 shares authorized as of December 31, 2012 and 2013; 175,714,103 and 175,714,103 shares issued as of December 31, 2012 and 2013, respectively and 172,877,433 and 173,427,853 shares outstanding as of December 31, 2012 and 2013, respectively)	17,288	17,343
Additional paid in capital	144,755,902	146,676,163
Retained earnings (accumulated losses)	38,276,015	(32,667,469)
Accumulated other comprehensive income	19,551,006	23,699,196
Treasury stock	(494,928)	(398,672)

Total shareholders' equity	202,105,283	137,326,561

TOTAL LIABILITIES AND EQUITY	$202,319,514	$137,678,183

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31, 2011, 2012 AND 2013

(In U.S. dollars)

	Year ended December 31,
	2011	2012	2013
OPERATING EXPENSES
General and administrative	$(2,355,174)	$(3,528,728)	$(2,979,454)
Research and development	(75,508)	(175,242)	(76,646)

Total operating expenses	(2,430,682)	(3,703,970)	(3,056,100)

LOSS FROM OPERATION	(2,430,682)	(3,703,970)	(3,056,100)
Interest income	24,852	3,074	3,130

NET LOSS BEFORE SHARE OF RESULTS OF SUBSIDIARIES	(2,405,830)	(3,700,896)	(3,052,970)
Equity in earnings (losses) of subsidiaries	35,729,782	(108,228,045)	(67,890,514)

Net income (loss) attributable to Daqo New Energy Corporation ordinary shareholders	$33,323,952	$(111,928,941)	$(70,943,484)

Other comprehensive income:
Foreign currency translation adjustments	12,167,255	2,206,182	4,148,190
Total other comprehensive income	12,167,255	2,206,182	4,148,190
Comprehensive income (loss)	$45,491,207	$(109,722,759)	$(66,795,294)

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CHANGES IN EQUITY

FOR YEARS ENDED DECEMBER 31, 2011, 2012 AND 2013

(In U.S. dollars, except share data)

	Ordinary shares		Treasury Stock	Additional paid in capital	Retained earnings (accumulated losses)	Accumulated other comprehensive income	Total
	Number	$
Balance at January 1, 2011	175,714,103	$17,571	$-	$140,305,556	$116,881,004	$6,276,868	$263,480,999

Net income	-	-	-	-	33,323,952	-	33,323,952
Other comprehensive income	-	-	-	-	-	12,167,255	12,167,255
Share-based compensation	-	-	-	2,206,025	-	-	2,206,025

Balance at December 31, 2011	175,714,103	17,571	-	142,511,581	150,204,956	18,444,123	311,178,231

Net loss	-	-	-	-	(111,928,941)	-	(111,928,941)
Other comprehensive income	-	-	-	-	-	2,206,182	2,206,182
Share-based compensation	-	-	-	2,249,834	-	-	2,249,834
Repurchase	(2,836,670)	(283)	(494,928)	(5,513)	-	-	(500,724)
Deconsolidation of Nanjing Daqo New Energy Co.,Ltd	-	-	-	-	-	(1,099,299)	(1,099,299)

Balance at December 31, 2012	172,877,433	17,288	(494,928)	144,755,902	38,276,015	19,551,006	202,105,283

Net loss					(70,943,484)		(70,943,484)
Other comprehensive income						4,148,190	4,148,190
Share-based compensation				1,881,401			1,881,401
Option Exercised	550,420	55	96,256	38,860			135,171
Deconsolidation of VIE

Balance at December 31, 2013	173,427,853	$17,343	$(398,672)	$146,676,163	$(32,667,469)	$23,699,196	$137,326,561

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2011, 2012 AND 2013

(In U.S. dollars)

	Year ended December 31,
	2011	2012	2013
OPERATING ACTIVITIES
Net income (loss)	$33,323,952	$(111,928,941)	$(70,943,484)
Share of results of subsidiaries	(35,729,782)	108,228,045	67,890,514
Share-based compensation	2,206,025	2,249,834	1,881,401
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets	(142,001))	(31,207)	344,717
Changes in other current liabilities	(916,531)	214,231	137,390
Amount due from related party	-	(210,523)	-
Net cash used in operating activities	(1,258,337)	(1,478,561)	(689,462)
INVESTING ACTIVITIES
Capital contributed to subsidiaries	(37,990,278)	(4,811,175)	-
Cash collected from subsidiaries when liquidation	-	4,390,250	71,503
Disposition of Nanjing Daqo	-	4,778,657	-
Cash used in investing activities	(37,827,297)	4,357,732	71,503
FINANCING ACTIVITIES
Repurchase of ordinary shares	-	(500,724)	-
Issuance cost of ordinary shares	-	-	135,171
Cash provided by financing activities	-	(500,724)	135,171
NET INCREASE IN CASH AND CASH EQUIVALENTS	(39,085,634)	2,378,447	(482,788)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	42,377,021	3,291,387	5,669,834
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$3,291,387	$5,669,834	$5,187,046

Supplemental disclosure of cash flow information:
Disposition of Nanjing Daqo:
Total consideration	$-	$9,888,742	$-
Less: amount due from Daqo Group	-	(5,110,085)	-
Total cash consideration received	$-	$4,778,657	$-

FINANCIAL STATEMENT SCHEDULE I

DAQO NEW ENERGY CORP.

Notes to Schedule I

1.	Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.	The condensed financial information of Daqo New Energy Corp has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Company.

4.	As of December 31, 2013, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.